Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following as of June 30, 2023 and 2022:
	2023	2022
Accounts receivable, gross	$1,018,691	$877,931
Accounts receivable, net	$1,018,691	$877,931